CURRENT INCOME TAX LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Accumulated Taxable Net Earnings
For fiscal years commenced from 01.01.25 through 12.31.25:

Accumulated Taxable Net Earnings		Ps. Payable	Plus %	On the excess of Ps.
More than Ps.	To Ps.
—	101,680	—	25%	—
101,680	1,016,796	25,420	30%	101,680
1,016,796	Onwards	299,955	35%	1,016,796
For fiscal years commenced from 01.01.24 through 12.31.24:

Accumulated Taxable Net Earnings		Ps. Payable	Plus %	On the excess of Ps.
More than Ps.	To Ps.
—	34,704	—	25%	—
34,704	347,035	8,676	30%	34,704
347,035	Onwards	102,375	35%	347,035